Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2014	$ 679,042	$ 2,500	$ 593,558	$ (2,514)	$ 85,498
Balance, shares at Dec. 31, 2014		25,000
Dividends to shareholder	(187,000)			(187,000)
Comprehensive income (loss)
Net income (loss)	82,654			82,654
Other comprehensive income (loss), net of tax	(240,197)				(240,197)
Comprehensive income (loss)	(157,543)			82,654	(240,197)
Balance at Dec. 31, 2015	334,499	$ 2,500	593,558	(106,860)	(154,699)
Balance, shares at Dec. 31, 2015		25,000
Dividends to shareholder	(42,000)			(42,000)
Comprehensive income (loss)
Net income (loss)	31,453			31,453
Other comprehensive income (loss), net of tax	118,531				118,531
Comprehensive income (loss)	149,984			31,453	118,531
Balance at Dec. 31, 2016	$ 442,483	$ 2,500	593,558	(117,407)	(36,168)
Balance, shares at Dec. 31, 2016	25,000	25,000
Dividends to shareholder	$ (70,000)			(70,000)
Comprehensive income (loss)
Net income (loss)	9,744			9,744
Other comprehensive income (loss), net of tax	108,984				108,984
Comprehensive income (loss)	118,728			9,744	108,984
Balance at Dec. 31, 2017	$ 491,211	$ 2,500	$ 593,558	$ (177,663)	$ 72,816
Balance, shares at Dec. 31, 2017	25,000	25,000